UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   August 9, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$486,637,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100     7967    39246 SH       SOLE                    39246
BHP Billiton Ltd.              COM              088606108      674    31000 SH       SOLE                    31000
Baker Hughes                   COM              057224107    13987   417516 SH       SOLE                   417516
Berkley W R Corp               COM              084423102     3279    79161 SH       SOLE                    79161
Citigroup                      COM              172967101    23507   444880 SH       SOLE                   444880
Comcast Cl A Special           COM              200300200    16691   384585 SH       SOLE                   384585
Continental Airlines Class B   COM              210795308     3374    68510 SH       SOLE                    68510
Dell Computer                  COM              247025109    21176   809786 SH       SOLE                   809786
Duke Energy                    COM              264399106     3617    92722 SH       SOLE                    92722
Equity Office Properties       COM              294741103    17625   557239 SH       SOLE                   557239
Equity Residential Property    COM              29476L107    28649   506619 SH       SOLE                   506619
Exxon Mobil                    COM              30231G102      963    11030 SH       SOLE                    11030
Family Dollar Stores           COM              307000109     3639   141979 SH       SOLE                   141979
Federal National Mortgage      COM              313586109      402     4723 SH       SOLE                     4723
Fidelity National Financial    COM              316326107    11066   450400 SH       SOLE                   450400
Gemstar TV Guide Int'l Inc.    COM              36866w106     3760    88267 SH       SOLE                    88267
Liberty Media Class A / AT&T C COM              001957208    22553  1289505 SH       SOLE                  1289505
NTL Incorporated               COM              629407107     9669   802368 SH       SOLE                   802368
Nabors Industries              COM              629568106     4285   115182 SH       SOLE                   115182
National Instruments           COM              636518102    23476   723465 SH       SOLE                   723465
NeoMagic Corp.                 COM              640497103      776   242500 SH       SOLE                   242500
Newfield Exploration           COM              651290108    24273   757113 SH       SOLE                   757113
Noble Affiliates Inc.          COM              654894104    30656   867213 SH       SOLE                   867213
Oxford Health                  COM              691471106    19660   687413 SH       SOLE                   687413
Progressive Corp.              COM              743315103    37054   274088 SH       SOLE                   274088
Prosoft Training.com           COM              9307375         57    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104    16094   931907 SH       SOLE                   931907
Spieker Properties, Inc.       COM              848497103     3915    65302 SH       SOLE                    65302
Synopsys                       COM              871607107    34513   713226 SH       SOLE                   713226
UnitedHealth Group Inc.        COM              91324P102    33566   543586 SH       SOLE                   543586
Waste Management Inc.          COM              94106L109    48416  1570924 SH       SOLE                  1570924
Westport Resources Corp        COM              961415106    13722   653417 SH       SOLE                   653417
White Mountains Insurance Grou COM              964126106     3574     9500 SH       SOLE                     9500